Leases - Right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 1,058,296	$ 808,935
IFRS 16 Adoption		255,069
Additions	448,836	237,218
Depreciation	(280,650)	(214,466)
Other	114,177	(28,460)
Ending balance	1,340,659	1,058,296
Vessels
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	600,480	491,333
IFRS 16 Adoption		140,442
Additions	284,756	100,466
Depreciation	(180,690)	(131,050)
Other	122,132	(711)
Ending balance	826,678	600,480
Containers and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	408,003	317,360
IFRS 16 Adoption		73,174
Additions	152,481	114,685
Depreciation	(84,119)	(69,700)
Other	(10,295)	(27,516)
Ending balance	466,070	408,003
Buildings, vehicles and other assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	49,813	242
IFRS 16 Adoption		41,453
Additions	11,599	22,067
Depreciation	(15,841)	(13,716)
Other	2,340	(233)
Ending balance	$ 47,911	$ 49,813